Related Party Transactions - Schedule of Related Parties Transactions (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Pledged Bitcoins- current
Pledged Bitcoins- current		$ 97,323		$ 149,289
Bitmain Technologies Holding Company and its affiliates (“Bitmain”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Related parties of one of the Company’s shareholders
Jinyun Enterprises Limited (“Jinyun”or “BitFuFu Pool”)
Related Party Transaction [Line Items]
Relationship with the Company		Joint venture of the Company
Mr. Liang Lu [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Ultimate controller of the Company
Amount due from/ (due to) related parties:
Amount due from/ (due to) related parties	[1]	$ 15		28
Bitmain [Member]
Related Party Transaction [Line Items]
Related party transactions	[2]	40,095	$ 89,002
BitFuFu Pool [Member]
Related Party Transaction [Line Items]
Related party transactions	[3]	3,036	$ 13,285
Bitmain, net [Member]
Amount due from/ (due to) related parties:
Amount due from/ (due to) related parties	[1],[4]	66,201		68,188
Bitmain [Member]
Pledged Bitcoins- current
Pledged Bitcoins- current				$ 1,932

[1]	The amount due from/(to) related parties as of June 30, 2026 and December 31, 2025 was interest free without a stated maturity.
[2]	The Company purchased infrastructure hosting services and hash rate services from Bitmain for the six months ended June 30, 2026 and 2025, which were recognized in cost of revenues.
[3]	The Company provided hash rate to BitFuFu Pool for Bitcoin mining, which was recognized in self-mining revenue of the Company. The payout method of BitFuFu Pool is FPPS, as defined in Note 2 “Summary of significant accounting policies – Revenue recognition”.
[4]	The amounts due from Bitmain as of June 30, 2026 and December 31, 2025 primarily represented the net balance of prepaid hash rate fees, after offsetting against amounts payable for hosting services and mining equipment.